AST INTERNATIONAL GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 95.1%
Common Stocks — 91.0%
Australia — 0.6%
Aristocrat Leisure Ltd.	142,603	$3,863,010
Austria — 0.4%
BAWAG Group AG, 144A*	50,078	2,534,529
Brazil — 2.2%
MercadoLibre, Inc.*	9,233	10,982,469
NU Holdings Ltd. (Class A Stock)*(a)	454,688	3,510,191
		14,492,660
Canada — 1.6%
Canadian National Railway Co.	44,744	6,002,135
Shopify, Inc. (Class A Stock)*	2,074	1,401,941
Toronto-Dominion Bank (The)	41,300	3,276,844
		10,680,920
China — 1.5%
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	53,917	4,306,819
NXP Semiconductors NV	8,439	1,561,890
Shenzhou International Group Holdings Ltd.	149,492	1,971,483
Tencent Holdings Ltd.	46,599	2,174,357
		10,014,549
Denmark — 3.3%
Chr Hansen Holding A/S	27,381	2,019,600
Coloplast A/S (Class B Stock)	20,995	3,192,669
DSV A/S	11,041	2,127,620
Novo Nordisk A/S (Class B Stock)	104,960	11,653,129
Orsted A/S, 144A	17,801	2,238,954
		21,231,972
Finland — 0.8%
Neste OYJ	55,585	2,537,198
Nordea Bank Abp	266,224	2,747,495
		5,284,693
France — 13.2%
Air Liquide SA	9,495	1,660,590
Airbus SE*	55,421	6,700,965
Arkema SA	13,098	1,565,889
Dassault Systemes SE	186,127	9,149,741
Hermes International	4,557	6,450,767
Kering SA	7,849	4,962,342
L’Oreal SA	28,773	11,528,760
LVMH Moet Hennessy Louis Vuitton SE	19,983	14,242,135
Pernod Ricard SA	49,218	10,805,212
Remy Cointreau SA	16,497	3,394,946
Safran SA	40,577	4,776,986
Sartorius Stedim Biotech	6,629	2,720,411
Teleperformance	12,662	4,835,610
Vinci SA	30,574	3,131,966
		85,926,320
Germany — 4.4%
adidas AG	13,118	3,067,202
	Shares	Value
Common Stocks (continued)
Germany (cont’d.)
Beiersdorf AG	31,852	$3,342,608
Brenntag SE	49,955	4,030,475
Deutsche Boerse AG	18,069	3,243,135
HelloFresh SE*	37,001	1,661,920
Infineon Technologies AG	127,113	4,326,707
Rational AG	3,304	2,272,992
SAP SE	4,475	497,335
SAP SE, ADR	29,577	3,281,864
Symrise AG	22,582	2,709,110
		28,433,348
Hong Kong — 2.9%
AIA Group Ltd.	668,606	6,980,452
Techtronic Industries Co. Ltd.	757,088	12,178,550
		19,159,002
India — 2.2%
Housing Development Finance Corp. Ltd.	129,927	4,079,607
Infosys Ltd.	140,930	3,536,082
Reliance Industries Ltd.	185,602	6,433,338
		14,049,027
Ireland — 4.1%
AerCap Holdings NV*	29,414	1,478,936
CRH PLC	95,311	3,824,041
ICON PLC*	28,362	6,898,206
Kerry Group PLC (Class A Stock)	30,882	3,458,197
Kingspan Group PLC(a)	38,283	3,755,681
Ryanair Holdings PLC, ADR*	34,599	3,014,265
Smurfit Kappa Group PLC	96,656	4,290,907
		26,720,233
Italy — 2.4%
Amplifon SpA	61,204	2,724,785
Brunello Cucinelli SpA*	89,493	5,211,701
Ferrari NV	29,365	6,365,180
Nexi SpA, 144A*	123,364	1,422,165
		15,723,831
Japan — 8.2%
Asahi Intecc Co. Ltd.	46,076	903,752
Daikin Industries Ltd.	17,336	3,153,095
Disco Corp.	6,200	1,729,000
Fujitsu Ltd.	25,557	3,826,774
GMO Payment Gateway, Inc.	7,476	767,776
Hoya Corp.	29,595	3,341,127
Keyence Corp.	19,648	9,148,959
Koito Manufacturing Co. Ltd.	33,600	1,353,014
M3, Inc.	18,347	662,309
Menicon Co. Ltd.	113,320	2,710,269
MISUMI Group, Inc.	54,900	1,633,377
Nihon M&A Center Holdings, Inc.	76,601	1,074,008
Nitori Holdings Co. Ltd.	14,600	1,830,712
Olympus Corp.	112,100	2,134,459
Otsuka Corp.	60,350	2,139,098
SCSK Corp.	157,236	2,691,903
A1

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (cont’d.)
Shiseido Co. Ltd.	27,120	$1,371,582
SMC Corp.	3,000	1,678,252
Sony Group Corp.	51,783	5,331,901
TechnoPro Holdings, Inc.	80,800	2,186,258
Terumo Corp.	120,098	3,645,347
		53,312,972
Luxembourg — 0.5%
Eurofins Scientific SE	31,114	3,077,065
Netherlands — 6.1%
Adyen NV, 144A*	5,613	11,117,318
Argenx SE, ADR*	14,452	4,556,860
ASML Holding NV	22,111	14,810,265
Heineken NV	43,627	4,155,246
Koninklijke DSM NV	9,547	1,709,875
Koninklijke Philips NV	104,043	3,174,692
		39,524,256
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	77,714	1,306,612
Norway — 0.3%
TOMRA Systems ASA	44,205	2,252,463
Singapore — 0.6%
DBS Group Holdings Ltd.	135,763	3,564,614
Spain — 0.7%
Amadeus IT Group SA*	72,541	4,730,455
Sweden — 2.7%
Atlas Copco AB (Class A Stock)	72,919	3,784,393
Autoliv, Inc.	40,956	3,130,677
EQT AB	43,634	1,714,922
Hexagon AB (Class B Stock)	359,773	5,059,667
Indutrade AB	80,218	2,017,647
Nibe Industrier AB (Class B Stock)	173,735	1,928,692
		17,635,998
Switzerland — 12.0%
Alcon, Inc.	61,626	4,881,542
Cie Financiere Richemont SA (Class A Stock)	36,022	4,545,612
Givaudan SA	894	3,688,873
Julius Baer Group Ltd.	41,931	2,427,436
Lonza Group AG	20,385	14,757,893
Novartis AG	74,845	6,558,897
Partners Group Holding AG	3,184	3,948,091
Roche Holding AG	19,246	7,615,646
SGS SA	807	2,239,199
SIG Combibloc Group AG*	108,120	2,727,894
Sika AG	10,390	3,435,815
Sonova Holding AG	16,116	6,705,512
Straumann Holding AG	6,963	11,117,224
UBS Group AG	168,784	3,296,353
		77,945,987
Taiwan — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	275,000	5,666,229
	Shares	Value
Common Stocks (continued)
Taiwan (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	69,380	$7,233,559
		12,899,788
United Kingdom — 13.3%
Ashtead Group PLC	140,060	8,852,803
AstraZeneca PLC	27,664	3,659,611
Bunzl PLC	160,002	6,245,086
Compass Group PLC	289,279	6,226,432
DCC PLC	57,785	4,508,155
Diageo PLC	87,594	4,434,797
Experian PLC	110,134	4,271,058
Fevertree Drinks PLC(a)	73,596	1,717,788
Halma PLC	62,896	2,062,990
Linde PLC	8,248	2,634,659
Lloyds Banking Group PLC	4,949,818	3,036,574
London Stock Exchange Group PLC	99,561	10,447,606
Petershill Partners PLC, 144A*	781,711	2,574,551
Prudential PLC	201,493	2,980,238
RELX PLC	171,433	5,380,102
Rentokil Initial PLC	483,218	3,352,127
Segro PLC, REIT	184,929	3,269,702
Smith & Nephew PLC	163,279	2,595,015
Spirax-Sarco Engineering PLC	15,151	2,486,581
St. James’s Place PLC	55,432	1,049,400
Travis Perkins PLC	111,164	1,798,490
Unilever PLC	24,314	1,102,159
Weir Group PLC (The)	103,044	2,203,556
		86,889,480
United States — 4.5%
Aon PLC (Class A Stock)	11,814	3,846,993
Atlassian Corp. PLC (Class A Stock)*	17,015	4,999,517
Ferguson PLC	23,557	3,180,698
Globant SA*	25,624	6,715,282
Lululemon Athletica, Inc.*	7,697	2,811,175
QIAGEN NV*	93,751	4,593,799
Schneider Electric SE	19,266	3,234,776
		29,382,240
Uruguay — 0.3%
Dlocal Ltd.*(a)	63,906	1,997,702

Total Common Stocks (cost $539,483,643)		592,633,726
Exchange-Traded Funds — 3.1%
United States
iShares Core MSCI EAFE ETF	87,095	6,053,973
iShares MSCI EAFE ETF	80,488	5,923,917
iShares MSCI EAFE Growth ETF	88,586	8,528,174

Total Exchange-Traded Funds (cost $22,467,597)		20,506,064

A2

AST INTERNATIONAL GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value

Preferred Stock — 1.0%
Germany
Sartorius AG (PRFC)	14,377	$6,357,174
(cost $5,563,115)

Total Long-Term Investments (cost $567,514,355)		619,496,964
Short-Term Investments — 4.9%
Affiliated Mutual Fund — 1.5%
PGIM Institutional Money Market Fund (cost $9,809,869; includes $9,807,470 of cash collateral for securities on loan)(b)(we)	9,819,901	9,811,064
Unaffiliated Funds — 3.4%
BlackRock Liquidity FedFund (Institutional Shares)	8,939,406	8,939,406
Dreyfus Government Cash Management (Institutional Shares)	12,887,062	12,887,062

Total Unaffiliated Funds (cost $21,826,468)		21,826,468

Total Short-Term Investments (cost $31,636,337)		31,637,532

TOTAL INVESTMENTS—100.0% (cost $599,150,692)		651,134,496

Liabilities in excess of other assets — (0.0)%		(48,160)

Net Assets — 100.0%		$651,086,336

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,249,820; cash collateral of $9,807,470 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3